LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASE LIABILITIES

NOTE 14 — LEASE LIABILITIES

To determine the estimated future lease payments, the Group reviews each of its lease agreements to identify the various payment components. The Group includes only the actual lease components in its determination of future lease payments for all the leases. Once the estimated future lease payments are determined, the Group uses a discount rate to calculate the present value of the future lease payments. As of December 31, 2021 and 2022, weighted average discount rate of 8.6% and 5.8%, respectively, has been applied to the remaining lease payments to calculate the lease liabilities included within the consolidated balance sheets. This represents the incremental borrowing rate the Group would be subject to on borrowings from its available revolving debt agreements. As of December 31, 2021 and 2022, the weighted average remaining lease term is 11.3 years and 8.3 years, respectively. The following table shows the remaining contractual maturities of the Group’s lease liabilities as of December 31, 2021 and 2022:

	As of December 31, 2021		As of December 31, 2022
	Present value of the minimum lease payment	Total minimum lease payments	Present value of the minimum lease payment	Total minimum lease payments
	HK$’000	HK$’000	HK$’000	HK$’000	US$’000
Within 1 year	7,918	12,938	5,146	6,404	821
After 1 year but within 2 years	3,304	7,946	4,311	5,316	682
After 2 years but within 5 years	10,100	22,316	3,987	6,269	804
After 5 years	39,828	54,550	10,350	12,534	1,607
	61,150	97,750	23,794	30,523	3,914
Less: total future interest expense		(36,600)		(6,729)	(863)
Total present value of lease liabilities		61,150		23,794	3,051
Less: Non-current portion		(53,232)		(18,648)	(2,391)
Lease liabilities – current		7,918		5,146	660